Net Loss Per Share Attributible to Ordinary Sharholders - Schedule of Adjusted Net loss (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share Reconciliation [Abstract]
Net loss		$ (49,317)	$ (43,500)	$ (40,494)
Revaluation of warrants			(196)	(1,204)
Adjusted Net loss	[1]	$ (49,317)	$ (44,696)	$ (41,698)

[1]	Loss per share attributable to ordinary shareholders, diluted, was adjusted and take into consideration warrants liabilities revaluations as part of the Company’s net loss for 2024, 2023 and 2022 as set forth in the following table.